SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Aug. 31, 2012 Steinhardt Capital Investors, LLLP	Apr. 24, 2009 Preferred Stock Series A	Dec. 31, 2012 Preferred Stock Series A	Apr. 24, 2009 Warrant	Dec. 31, 2012 Warrant	Apr. 30, 2009 TARP Capital Purchase Program Preferred Stock Series A	Dec. 31, 2012 TARP Capital Purchase Program Warrant	Apr. 24, 2009 Securities Purchase Agreement	Apr. 24, 2009 Securities Purchase Agreement Preferred Stock Series A	Apr. 24, 2009 Securities Purchase Agreement Warrant
Participation in the TARP Capital Purchase Program
Previously announced rights offering amount		$ 7,000
Issuance of common stock (in shares)		2,140,123					11,000			11,000
Issuance of common stock	11,506	11,506
Repurchase of common stock warrants issued								379,310
Warrant exercise period											10 years
Number of shares that can be purchased											379,310
Exercise price of warrants (in dollars per share)											$ 4.35
Proceeds from issuance of Series A Preferred Shares and common stock warrants									11,000
Estimated discount rate to determine the fair value of stock (as a percent)			12.00%
Term used to determine fair value			3 years		3 years
Allocated carrying value of Preferred Stock			10,382
Allocated carrying value of Warrant Common Stock					618
Annual rate of cumulative dividends on Preferred Stock for first five years (as a percent)				5.00%
Annual rate of cumulative dividends on Preferred Stock after first five years (as a percent)				9.00%
Liquidation preference (in dollars per share)				$ 1,000
Purchase of common stock warrants	$ 1,300					$ 1,300